Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Federal
Current
Deferred
Federal income tax expense (benefit), continuing operations, Total
State and Local
Current		12,596
Deferred
State and local income tax expense (benefit), continuing operations, Total		$ 12,596